Shareholder Report, Line Graph (Details) 197928_US Treasury 30 Year Bond ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 27, 2023	Aug. 31, 2026
F/m US Treasury 30 Year Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 30 Year Bond ETF
Accumulated Value	$ 9,024	$ 9,720	$ 9,383	$ 10,000	$ 8,989
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,656	10,406	9,816	10,000	$ 10,785
ICE BofA Current 30-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 30-Year US Treasury Total Return Index
Accumulated Value	9,018	9,720	9,388	10,000	$ 8,989
Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 30 Year Total Return USD Unhedged Index
Accumulated Value	$ 9,073	$ 9,752	$ 9,398	$ 10,000	$ 9,057